EXPLORATION, EVALUATION AND PROJECT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Global exploration and evaluation	$ 220	$ 153
Minesite exploration and evaluation	27	37
Exploration, evaluation and project expenses	367	392
Reko Diq [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	11	126
Other projects [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	$ 109	$ 76